Nature of Business (Details)	1 Months Ended	12 Months Ended
	Sep. 26, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 £ / shares	Dec. 31, 2018 USD ($)
Nature Of Business [Line Items]
Retained Earnings (Accumulated Deficit)						$ 143,909,438		$ 126,803,647
Cash and Cash Equivalents, at Carrying Value				$ 28,106,671		5,731,691		$ 5,446,138
Net Cash Provided by (Used in) Operating Activities		$ 12,918,313	$ 22,580,240	31,598,709
Net Income (Loss) Attributable to Parent		$ (17,105,791)	$ (16,466,780)	$ (35,399,257)
Nominal value of ADS (in per warrant ADS) | £ / shares					£ 0.01		£ 0.01
Amount available under the share purchase commitment facility						$ 10,731,875
Aspire Capital Fund LLC [Member]
Nature Of Business [Line Items]
Gross proceeds	$ 20,000,000